INVESTMENTS (Details) ₩ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2017 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 KRW (₩) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 KRW (₩)	Jun. 30, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Jun. 30, 2018 KRW (₩)	Apr. 30, 2018	Mar. 31, 2017 USD ($)
Investments		$ 289		$ 255
Freezone I-SEC Korea Inc. [Member]
Investments		289		255
Profit from investment		45		0
Loan from partners		174		180
Outstanding balance of loan		$ 87		180
Interest rate		1.30%	1.30%
Freezone I-SEC Korea Inc. [Member] | Korea (South), Won
Investments | ₩						₩ 334,000	₩ 284,000
Profit from investment | ₩			₩ 50,073		₩ 0
Loan from partners | ₩								₩ 200,000
Outstanding balance of loan | ₩						₩ 100,000	₩ 200,000
Artemis Therapeutics, Inc. [Member]
Ownership interest		3.80%				3.80%
Carrying value		$ 0		0
Market value		$ 35		119
White Line B.V [Member]
Ownership interest	10.00%
Investments	$ 3,500			$ 3,500						$ 2,000
Additional invested amount	$ 1,500
Entity Owned [Member] | Freezone I-SEC Korea Inc. [Member]
Ownership interest									50.00%
Artemis Therapeutics, Inc. [Member]
Common stock purchased | shares		198,311	198,311
Minimum [Member] | White Line B.V [Member]
Maturity term of guaranty	3 years
Minimum [Member] | Entity Owned [Member]
Ownership interest		20.00%				20.00%
Maximum [Member] | White Line B.V [Member]
Maturity term of guaranty	5 years
Maximum [Member] | Entity Owned [Member]
Ownership interest		50.00%				50.00%